Dividend per ordinary share (Tables)	12 Months Ended
Dec. 31, 2021
Dividend per ordinary share [abstract]
Schedule of dividends to shareholders of the parent
Dividends to shareholders of the parent
Per
ordinary
share

(in EUR)
Total
(in EUR
million)
Dividends on ordinary shares:
In respect of 2019

- Interim dividend, paid in cash in August 2019
0.24 935
Total dividend in respect of

2019
0.24 935
In respect of 2020

- Interim dividend, paid in February 2021
1 0.12 468
Total dividend in respect of

2020
0.12 468
In respect of 2021

- Interim dividend, paid in October 2021
0.21 820

- Final dividend declared
0.41 1,548 2
Total dividend in respect of

2021
0.62 2,368
1 AGM declared the interim dividend of EUR 0.12

per ordinary share, paid in February 2021, as final dividend over 2020.
2 Compared to the reserved amount of EUR 1,568

million, EUR
20

million will remain available for distribution to the shareholders due to rounding of cents per share.